BlackRock Basic Value V.I. Fund
2
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
March 31, 2022
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 4.9%
Airbus SE, ADR
(a)
................... 245,240 $ 7,411,153
BAE Systems plc, ADR
(b)
.............. 174,181 6,561,398
Huntington Ingalls Industries, Inc. ........ 19,718 3,932,558
17,905,109
Auto Components — 0.7%
Lear Corp.
(b)
...................... 18,813 2,682,546
Automobiles — 2.6%
General Motors Co.
(a)
................ 221,413 9,684,605
Banks — 10.3%
Citigroup, Inc. ..................... 202,001 10,786,853
First Citizens BancShares , Inc., Class A .... 10,376 6,906,266
M&T Bank Corp.
(b)
.................. 36,852 6,246,414
Wells Fargo & Co. .................. 286,079 13,863,388
37,802,921
Biotechnology — 0.7%
Biogen, Inc.
(a)
..................... 12,210 2,571,426
Communications Equipment — 2.5%
Cisco Systems, Inc. ................. 164,429 9,168,561
Consumer Finance — 1.8%
Capital One Financial Corp. ............ 49,505 6,499,511
Containers & Packaging — 2.1%
Sealed Air Corp.
(b)
.................. 115,611 7,741,313
Diversified Financial Services — 3.1%
Apollo Global Management, Inc. ......... 98,428 6,101,552
Equitable Holdings, Inc. .............. 174,384 5,390,209
11,491,761
Diversified Telecommunication Services — 1.3%
Verizon Communications, Inc. .......... 90,629 4,616,641
Electric Utilities — 0.6%
American Electric Power Co., Inc. ........ 21,901 2,185,063
Entertainment — 0.6%
Activision Blizzard, Inc. ............... 28,221 2,260,784
Food Products — 0.7%
Mondelez International, Inc., Class A ...... 39,520 2,481,066
Health Care Equipment & Supplies — 3.6%
Dentsply Sirona, Inc. ................ 125,926 6,198,078
Zimmer Biomet Holdings, Inc. .......... 54,031 6,910,565
13,108,643
Health Care Providers & Services — 9.4%
Anthem, Inc. ...................... 22,697 11,149,220
Cigna Corp. ...................... 35,402 8,482,673
CVS Health Corp. .................. 30,089 3,045,308
Humana, Inc. ..................... 9,646 4,197,650
Laboratory Corp. of America Holdings
(a)
.... 28,114 7,412,537
34,287,388
Household Durables — 1.3%
Panasonic Holdings Corp. ............. 485,300 4,713,272
Household Products — 1.0%
Reckitt Benckiser Group plc ............ 49,188 3,752,354
Industrial Conglomerates — 0.9%
General Electric Co. ................. 38,109 3,486,973
Security
Shares
Shares Value
Insurance — 3.9%
American International Group, Inc. ....... 158,197 $ 9,930,026
Fidelity National Financial, Inc. .......... 87,375 4,267,395
14,197,421
Interactive Media & Services — 1.3%
Meta platforms, Inc., Class A
(a)
.......... 20,670 4,596,181
IT Services — 6.1%
Cognizant Technology Solutions Corp., Class
A
(b)
.......................... 35,928 3,221,664
Fidelity National Information Services, Inc. .. 13,999 1,405,779
Fiserv, Inc.
(a)
...................... 71,469 7,246,957
FleetCor Technologies, Inc.
(a)
........... 29,713 7,400,320
Visa, Inc., Class A .................. 13,270 2,942,888
22,217,608
Machinery — 1.7%
Komatsu Ltd. ..................... 258,300 6,205,790
Media — 2.4%
Comcast Corp., Class A .............. 104,008 4,869,654
Warner Bros Discovery, Inc., Class A
(a)
.... 155,601 3,877,577
8,747,231
Metals & Mining — 1.3%
Steel Dynamics, Inc. ................. 59,403 4,955,992
Multiline Retail — 2.7%
Dollar General Corp. ................ 7,972 1,774,806
Dollar Tree, Inc.
(a)
................... 51,179 8,196,317
9,971,123
Multi-Utilities — 2.1%
Public Service Enterprise Group, Inc. ..... 43,634 3,054,380
Sempra Energy .................... 27,172 4,568,157
7,622,537
Oil, Gas & Consumable Fuels — 7.2%
BP plc, ADR
(b)
..................... 213,361 6,272,813
ConocoPhillips .................... 73,018 7,301,800
EQT Corp.
(a)
...................... 250,845 8,631,577
Hess Corp. ....................... 40,282 4,311,785
26,517,975
Personal Products — 1.5%
Unilever plc, ADR
(b)
................. 123,151 5,611,991
Pharmaceuticals — 5.1%
AstraZeneca plc ................... 24,681 3,273,023
Bayer AG (Registered) ............... 98,168 6,714,602
Sanofi, ADR
(b)
..................... 167,585 8,603,814
18,591,439
Professional Services — 1.9%
CACI International, Inc., Class A
(a)
....... 22,702 6,839,205
Real Estate Management & Development — 1.5%
Howard Hughes Corp. (The)
(a)
.......... 52,059 5,393,833
Software — 3.2%
CDK Global, Inc. ................... 108,373 5,275,598
SS&C Technologies Holdings, Inc. ....... 84,747 6,357,720
11,633,318
Specialty Retail — 1.8%
Ross Stores, Inc. ................... 71,796 6,494,666
Technology Hardware, Storage & Peripherals — 1.4%
Western Digital Corp.
(a)
............... 105,670 5,246,515

BlackRock Basic Value V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods — 2.2%
Ralph Lauren Corp. ................. 72,331 $ 8,205,229
Tobacco — 1.4%
British American Tobacco plc, ADR
(b)
...... 121,037 5,102,920
Wireless Telecommunication Services — 2.5%
Rogers Communications, Inc., Class B
(b)
... 162,647 9,206,017
Total Common Stocks — 99.3%
(Cost: $325,800,966) ............................. 363,796,928
Total Long-Term Investments — 99.3%
(Cost: $325,800,966) ............................. 363,796,928
Security
Shares
Shares Value
Short-Term Securities
(c)(d)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.21% ................... 2,878,950 $ 2,878,950
SL Liquidity Series, LLC, Money Market Series,
0.42%
(e)
....................... 41,148,765 41,136,420
Total Short-Term Securities — 12.0%
(Cost: $44,011,554) .............................. 44,015,370
Total Investments — 111.3%
(Cost: $369,812,520 ) ............................. 407,812,298
Liabilities in Excess of Other Assets — (11.3)% ........... (41,327,243)
Net Assets — 100.0% .............................. $ 366,485,055
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/22
Shares
Held at
03/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 2,032,614 $ 846,336 $ — $ — $ — $ 2,878,950 2,878,950 $ 30 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 23,307,788 17,848,168 — (23,352) 3,816 41,136,420 41,148,765 18,166
(b)
—
$ (23,352) $ 3,816 $ 44,015,370 $ 18,196 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Glossary of Terms Used in this Report
Portfolio Abbreviation
ADR American Depositary Receipts

BlackRock Basic Value V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 17,905,109 $ — $ — $ 17,905,109
Auto Components ...................................... 2,682,546 — — 2,682,546
Automobiles .......................................... 9,684,605 — — 9,684,605
Banks ............................................... 37,802,921 — — 37,802,921
Biotechnology ......................................... 2,571,426 — — 2,571,426
Communications Equipment ................................ 9,168,561 — — 9,168,561
Consumer Finance ...................................... 6,499,511 — — 6,499,511
Containers & Packaging .................................. 7,741,313 — — 7,741,313
Diversified Financial Services ............................... 11,491,761 — — 11,491,761
Diversified Telecommunication Services ........................ 4,616,641 — — 4,616,641
Electric Utilities ........................................ 2,185,063 — — 2,185,063
Entertainment ......................................... 2,260,784 — — 2,260,784
Food Products ......................................... 2,481,066 — — 2,481,066
Health Care Equipment & Supplies ........................... 13,108,643 — — 13,108,643
Health Care Providers & Services ............................ 34,287,388 — — 34,287,388
Household Durables ..................................... — 4,713,272 — 4,713,272
Household Products ..................................... — 3,752,354 — 3,752,354
Industrial Conglomerates .................................. 3,486,973 — — 3,486,973
Insurance ............................................ 14,197,421 — — 14,197,421
Interactive Media & Services ............................... 4,596,181 — — 4,596,181
IT Services ........................................... 22,217,608 — — 22,217,608
Machinery ............................................ — 6,205,790 — 6,205,790
Media ............................................... 8,747,231 — — 8,747,231
Metals & Mining ........................................ 4,955,992 — — 4,955,992
Multiline Retail ......................................... 9,971,123 — — 9,971,123
Multi-Utilities .......................................... 7,622,537 — — 7,622,537
Oil, Gas & Consumable Fuels ............................... 26,517,975 — — 26,517,975

BlackRock Basic Value V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2022
Level 1 Level 2 Level 3 Total
Personal Products ...................................... $ 5,611,991 $ — $ — $ 5,611,991
Pharmaceuticals ....................................... 8,603,814 9,987,625 — 18,591,439
Professional Services .................................... 6,839,205 — — 6,839,205
Real Estate Management & Development ....................... 5,393,833 — — 5,393,833
Software ............................................. 11,633,318 — — 11,633,318
Specialty Retail ........................................ 6,494,666 — — 6,494,666
Technology Hardware, Storage & Peripherals .................... 5,246,515 — — 5,246,515
Textiles, Apparel & Luxury Goods ............................ 8,205,229 — — 8,205,229
Tobacco ............................................. 5,102,920 — — 5,102,920
Wireless Telecommunication Services ......................... 9,206,017 — — 9,206,017
Short-Term Securities ....................................... 2,878,950 — — 2,878,950
$ 342,016,837 $ 24,659,041 $ — $ 366,675,878
Investme nts Valued at NAV
(a)
..................................... 41,136,420
$ —
$ 407,812,298
$ —
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.